Expenses by nature (Tables)	12 Months Ended
Dec. 31, 2024
Expenses by nature
Schedule of expenses incurred
Year ended December 31	2024	2023	2022
Personnel expenses
Salaries, fees and short-term benefits	$3,957	$4,170	$4,969
Share‑based payments	196	288	47
	4,153	4,458	5,016
Amortization	2,307	2,170	2,057
Research and development	2,870	2,101	2,278
Manufacturing	160	261	163
Inventory material costs	8,400	7,051	6,211
Write-down (recovery)of inventory	(203)	277	38
Medical affairs	65	27	117
Administration	962	554	1,375
Selling and logistics	4,727	4,961	3,931
Professional fees	1,203	688	686
	$24,644	$22,548	$21,872